ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Incentive compensation		$ 2,069,000				$ 916,000
Accounts payable		5,620,000				2,558,000
Clinical project costs		1,252,000				1,637,000
Professional fees		153,000				359,000
Other		85,000				8,000
Accounts Payable and Accrued Liabilities, Current, Total	$ 8,304,311	$ 9,178,645	$ 7,814,590	$ 6,391,673	$ 6,904,545	$ 5,478,443	$ 6,367,035	$ 5,462,267	$ 4,511,716